Condensed Consolidated Statements of Shareholders' Equity (Deficit) (Parenthetical)	11 Months Ended
Dec. 31, 2021 USD ($) shares
Common stock shares outstanding	36,918,882
Alpha Healthcare Acquisition Corp. III [Member]
Shares Issued Share Based Payment Arrangement Shares Forfeited	451,474
Public Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Issuance costs of warrants | $	$ 239,247
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Temporary equity stock issuance costs | $	$ 9,905,857
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common stock shares outstanding	4,312,500
Shares Issued Share Based Payment Arrangement Shares Forfeited	451,474
Over-Allotment Option [Member] | Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common Stock Shares Subject To Forfeiture	562,500